Marketable Securities and Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Investments [Line Items]
Available-for-sale	¥ 181,830	¥ 158,775
Other investments	13,217	13,100
Marketable securities and other investments (Non-current)	¥ 195,047	¥ 171,875